T. ROWE PRICE Global Consumer Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.3%
Common Stocks 1.3%
MercadoLibre (USD) (1) 413 524
Total Argentina (Cost
$477
)
524
CANADA 0.7%
Common Stocks 0.7%
Shopify, Class A (USD) (1) 5,633 307
Total Canada (Cost
$565
)
307
CHINA 5.7%
Common Stocks 4.8%
Alibaba Group Holding (HKD) (1) 91,000 987
H World Group, ADR (USD) (1) 9,341 368
Li Ning (HKD)  59,000 246
Tencent Holdings (HKD)  9,300 361
1,962
Common Stocks - China A Shares 0.9%
Kweichow Moutai, A Shares (CNH)  1,500 371
371
Total China (Cost
$3,552
)
2,333
FRANCE 7.7%
Common Stocks 7.7%
Hermes International  426 776
LVMH Moet Hennessy Louis Vuitton  2,289 1,728
Pernod Ricard  2,889 481
Remy Cointreau  1,433 175
Total France (Cost
$2,288
)
3,160
GERMANY 0.3%
Common Stocks 0.3%
Zalando (1) 4,780 106
Total Germany (Cost
$179
)
106

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.7%
Common Stocks 0.7%
Samsonite International (1) 80,100 274
Total Hong Kong (Cost
$128
)
274
ITALY 2.0%
Common Stocks 2.0%
Davide Campari-Milano  42,638 502
Ferrari (USD)  1,051 311
Total Italy (Cost
$469
)
813
JAPAN 4.8%
Common Stocks 4.8%
Asics  11,400 397
MatsukiyoCocokara  5,000 89
Sanrio  6,100 290
Seven & i Holdings  9,600 376
Sony Group  8,900 728
Yakult Honsha  3,900 95
Total Japan (Cost
$1,625
)
1,975
NETHERLANDS 1.1%
Common Stocks 1.1%
Heineken  5,110 450
Total Netherlands (Cost
$473
)
450
PORTUGAL 0.9%
Common Stocks 0.9%
Jeronimo Martins  17,268 388
Total Portugal (Cost
$271
)
388
SWITZERLAND 5.5%
Common Stocks 5.5%
Cie Financiere Richemont  2,396 292
Nestle  15,186 1,719

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
On Holding, Class A (USD) (1)(2) 8,223 229
Total Switzerland (Cost
$1,711
)
2,240
UNITED KINGDOM 2.3%
Common Stocks 2.3%
Next  2,853 253
Unilever (EUR)  13,735 680
Total United Kingdom (Cost
$856
)
933
UNITED STATES 65.9%
Common Stocks 65.3%
Amazon.com (1) 52,074 6,620
Boston Beer, Class A (1) 260 101
Burlington Stores (1) 6,242 845
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $752 (1)(3)(4) 441 470
Cava Group (1)(2) 961 29
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $174 (1)
(3)(5) 16,743 513
Chipotle Mexican Grill (1) 357 654
Costco Wholesale  3,042 1,719
Dollar General  4,271 452
Dollar Tree (1) 2,348 250
DraftKings, Class A (1)(2) 6,146 181
Floor & Decor Holdings, Class A (1)(2) 3,193 289
Hershey  2,300 460
Hilton Worldwide Holdings  4,671 702
Home Depot  7,034 2,125
Kenvue  5,321 107
Keurig Dr Pepper  14,944 472
Lululemon Athletica (1) 1,465 565
McDonald's  4,827 1,272
Meta Platforms, Class A (1)(2) 1,027 308
MGM Resorts International  5,725 210
Mondelez International, Class A  12,388 860
Monster Beverage (1) 12,228 647
NIKE, Class B (2) 8,794 841
O'Reilly Automotive (1) 885 804
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)(3)(4) 25,556 10
PepsiCo  9,489 1,608
Procter & Gamble  14,425 2,104
Rivian Automotive, Class A (1)(2) 6,065 147
Ross Stores  4,578 517
Starbucks  5,951 543

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Wingstop (2) 1,812 326
26,751
Convertible Preferred Stocks 0.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $53 (1)(3)(4) 31 33
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $19 (1)(3)(4) 11 12
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)(4) 5,539 199
244
Total United States (Cost
$21,779
)
26,995
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 1,765 2
Total Short-Term Investments (Cost $2) 2
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 980,305 980
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 980
Total Securities Lending Collateral (Cost $980) 980
Total Investments in Securities 101.3%
(Cost $35,355) $ 41,480
Other Assets Less Liabilities (1.3)% (551)
Net Assets 100.0% $ 40,929

T. ROWE PRICE Global Consumer Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,237 and represents 3.0% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $513; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 8++
Totals $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 318  ¤  ¤ $ 982
Total $ 982^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $982.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments
7
T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Consumer Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Consumer Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,497 $ 12,277 $ 480 $ 40,254
Convertible Preferred Stocks — — 244 244
Short-Term Investments 2 — — 2
Securities Lending Collateral 980 — — 980
Total $ 28,479 $ 12,277 $ 724 $ 41,480

T. ROWE PRICE Global Consumer Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $242,000 for the period ended
September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 260 $ 220 $ — $ 480
Convertible Preferred Stocks 446 16 (218) 244
Total $ 706 $ 236 $ (218) $ 724

T. ROWE PRICE Global Consumer Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F31-054Q3 09/23